Reconciliation of Pension and Other Postemployment Benefits (OPEB) Plan Obligations, Assets and Funded Status (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Benefit obligations
Benefit obligations, end of period	$ 823
Fair value of plan assets
Fair value of plan assets, end of period	353
U.S. Pension
Benefit obligations
Service cost	14
Interest cost	11
Actuarial (gain)/ loss	(19)
Benefit obligations, end of period	376
Fair value of plan assets
Actual return on plan assets	(7)
Fair value of plan assets, end of period	220
Funded status of plans	(156)
Amounts recognized in the consolidated and combined balance sheets
Noncurrent liability	(156)
Net liability recognized at December 31	(156)
U.S. Pension | Baxter
Benefit obligations
Assumption of benefit obligations from Baxter	370
Fair value of plan assets
Assumption of plan assets from Baxter	227
International Pension
Benefit obligations
Benefit obligations, beginning of period	166	$ 156
Service cost	19	6	$ 6
Interest cost	5	5	5
Participant contributions	2
Actuarial (gain)/ loss	4	33
Benefit payments	(7)	(5)
Settlements	(1)	(3)
Foreign exchange and other	(24)	(26)
Benefit obligations, end of period	447	166	$ 156
Fair value of plan assets
Employer contributions	12	8
Participant contributions	2
Benefit payments	(7)	(5)
Settlements	(1)	(3)
Foreign exchange and other	(1)
Fair value of plan assets, end of period	133
Funded status of plans	(314)	(166)
Amounts recognized in the consolidated and combined balance sheets
Current liability	(5)	(5)
Noncurrent liability	(309)	(161)
Net liability recognized at December 31	(314)	$ (166)
International Pension | Baxter
Benefit obligations
Assumption of benefit obligations from Baxter	283
Fair value of plan assets
Assumption of plan assets from Baxter	128
OPEB
Benefit obligations
Service cost	1
Actuarial (gain)/ loss	(1)
Benefit obligations, end of period	20
Fair value of plan assets
Funded status of plans	(20)
Amounts recognized in the consolidated and combined balance sheets
Noncurrent liability	(20)
Net liability recognized at December 31	(20)
OPEB | Baxter
Benefit obligations
Assumption of benefit obligations from Baxter	$ 20